Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
NOTE 15.	INCOME TAXES

Income tax benefit consists of the following:

Years Ended December 31,
	2011	2010
Current	$—	$—
Deferred	—	—

Income tax benefit	$—	$—

The Company's income tax expense (benefit) differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2011	2010
Tax benefit at statutory federal rate	$(542,338)	$12,591
Tax-free income	(5,130)	—
Disallowed interest expense	562	—
State income tax benefit	(59,153)	39
Valuation allowance	597,497	(56,429)
Other items, net	8,562	43,799

Income tax benefit	$—	$—

The components of the net deferred tax asset, included in other assets, are as follows:

	Years Ended December 31,
	2011	2010
Deferred tax assets:
Loan loss reserves	$1,058,955	$1,171,780
Reserve for other real estate	494,783	383,154
Income tax loss carryover	2,045,540	1,448,731
Other	6,252	4,552

	3,605,530	3,008,217

Deferred tax liabilities:
Depreciation	205,819	206,003

Valuation allowance	(3,399,711)	(2,802,214)

Net deferred tax assets	$—	$—

The Company has net operating loss carryforwards expiring in 2029, if not utilized.